Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom Income Portfolio - VIP Freedom Income Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	5.55%
Annual Return 2014	3.78%
Annual Return 2015	(0.34%)
Annual Return 2016	4.50%
Annual Return 2017	8.48%
Annual Return 2018	(1.96%)
Annual Return 2019	11.94%
Annual Return 2020	10.47%
Annual Return 2021	3.35%
Annual Return 2022	(12.05%)